UNIT-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
Phantom and restricted units
MEMBERSHIP INTERESTS
Schedule of activity
The following table presents phantom and restricted unit activity:

	Units	Weighted-average grant date fair value
Nonvested phantom and restricted units, January 1, 2012	—	$—
Phantom units granted	125,000	$20.00
Restricted units granted	6,558	$20.23
Nonvested phantom and restricted units, December 31, 2012	131,558	$20.00
Phantom units granted	155,330	$26.33
Restricted units granted	835	$27.50
Phantom units forfeited	(4,041)	$25.99
Nonvested phantom and restricted units, December 31, 2013	283,682	$23.41

Long-term Incentive Plan
MEMBERSHIP INTERESTS
Schedule of non-cash compensation expense recognized in general and administrative expense
Unit-based compensation recognized in general and administrative expense related to awards under the LTIP was as follows:

	Year ended December 31, 2013
	2013	2012	2011
	(In thousands)
SMLP unit-based compensation	$2,999	$269	$—

DFW Net Profits Interests
MEMBERSHIP INTERESTS
Schedule of activity

	July 2010 grant	April 2010 grant	September 2009 grant
Length of holding period restriction (In years)	3.43	3.75	4.25
Discount for lack of marketability	35.9%	30.9%	34.8%
Volatility	53.7%	49.8%	52.5%

Information regarding the amount and grant date fair value of the vested and nonvested DFW Net Profits Interests were as follows:

	Year ended December 31,
	2013		2012		2011
	Percentage Interest	Weighted-average grant date fair value (per 1.0% of DFW Net Profits Interest)	Percentage Interest	Weighted-average grant date fair value (per 1.0% of DFW Net Profits Interest)	Percentage Interest	Weighted-average grant date fair value (per 1.0% of DFW Net Profits Interest)
	(Dollars in thousands)
Nonvested, beginning of period	0.038%	$1,650	1.750%	$306	2.850%	$295
Repurchased	0.038%	$1,650	0.000%	$—	0.000%	$—
Granted	0.000%	$—	0.000%	$—	0.000%	$—
Vested	0.000%	$—	1.644%	$256	1.100%	$277
Forfeited	0.000%	$—	0.069%	$765	0.400%	$220
Nonvested, end of period	0.000%	$—	0.038%	$1,650	1.750%	$306

Vested, end of period	0.000%	$—	4.294%	$257	2.650%	$258

Schedule of inputs used in the option pricing method
The inputs we used in the option pricing method for the DFW Net Profits Interests by grant date were as follows:

	July 2010 grant	April 2010 grant	September 2009 grant
Length of holding period restriction (In years)	3.43	3.75	4.25
Discount for lack of marketability	35.9%	30.9%	34.8%
Volatility	53.7%	49.8%	52.5%

Schedule of non-cash compensation expense recognized in general and administrative expense
We recognized non-cash compensation expense ratably over the four-year vesting period. Non-cash compensation expense, related to the DFW Net Profits Interests, recognized within general and administrative expense was as follows:

	Year ended December 31,
	2013	2012	2011
	(In thousands)
Non-cash compensation expense	$17	$688	$2,171

SMP Net Profits Interests
MEMBERSHIP INTERESTS
Schedule of activity
Information regarding the amount and grant-date fair value of the vested and nonvested SMP Net Profits Interests for the periods in which they were reflected in our financial results was as follows:

	Year ended December 31,
	2012		2011
	Percentage Interest	Weighted-average grant date fair value (per 1.0% of SMP Net Profits Interest)	Percentage Interest	Weighted-average grant date fair value (per 1.0% of SMP Net Profits Interest)
	(Dollars in thousands)
Nonvested, beginning of period	3.958%	$1,003	2.944%	$601
Granted	0.500%	$1,780	2.000%	$1,505
Vested	1.271%	$965	0.986%	$818
Nonvested, end of period (1)	3.187%	$1,140	3.958%	$1,003

Vested, end of period	3.168%	$788	1.897%	$669

Schedule of inputs used in the option pricing method
The inputs used in the option pricing method for the SMP Net Profits Interests by grant date were as follows:

	January 2012 grant	October 2011 grant	April 2011 grant	April 2010 grant	September 2009 grant
Length of holding period restriction (In years)	2.93	3.21	4.75	3.75	4.25
Discount for lack of marketability	24.0%	33.1%	29.6%	30.9%	34.8%
Volatility	37.0%	49.3%	43.2%	49.8%	52.5%

Schedule of non-cash compensation expense recognized in general and administrative expense
Non-cash compensation expense, related to the SMP Net Profits Interests, recognized in general and administrative expense for the periods in which they were reflected in our financial results was as follows:

	Year ended December 31,
	2013	2012	2011
		(In thousands)
Non-cash compensation expense (1)	$490	$919	$1,269